Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Amortization expense	$ 184,818	$ 155,559	$ 481,728
Impairment charges on intangible assets	$ 1,096,816		$ 3,708,247